Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt and capital lease obligations
The Company’s long-term debt and capital lease obligations consisted of the following as of December 31, 2011 and 2012:

	As of December 31, 2011	As of December 31, 2012
	(in thousands)
ITC^DeltaCom senior secured notes due April 2016	$324,800	$292,300
Unamortized premium on ITC^DeltaCom senior secured notes due April 2016	22,056	15,694
EarthLink senior notes due May 2019	300,000	300,000
Unamortized discount on EarthLink senior notes due May 2019	(9,779)	(8,818)
Capital lease obligations	18,343	17,089
Carrying value of debt and capital lease obligations	655,420	616,265
Less current portion of debt and capital lease obligations	(1,655)	(1,375)
Long-term debt and capital lease obligations	$653,765	$614,890

Schedule of Future Minimum Lease Payments for Capital Leases
Minimum lease payments under capital leases as of December 31, 2012 are as follows:

Year Ending December 31,	Capital Leases
(in thousands)
2013	$3,385
2014	3,437
2015	3,160
2016	3,129
2017	3,083
Thereafter	12,933
Total minimum lease payments	29,127
Less amounts representing interest	(12,038)
Total capital lease obligations	$17,089